CAPITAL STOCK (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 IDR (Rp) shares	Apr. 27, 2018 shares	Apr. 26, 2018 shares	Dec. 31, 2017 IDR (Rp) shares	Dec. 31, 2016 shares	Apr. 19, 2013 shares	Apr. 18, 2013 shares	Jul. 30, 2004 shares	Jul. 29, 2004 shares	Nov. 13, 1995 shares
Share capital
Number of shares outstanding											8,400,000,000
Treasury stock					1,737,779,800	1,737,779,800
Total number of shares issued			99,062,216,600	100,799,996,400	100,799,996,400
Percentage of ownership					100.00%
Treasury shares | Rp					Rp 87
Capital stock	$ 344	Rp 4,953			Rp 5,040
Capital stock
Share capital
Number of shares outstanding	99,062,216,600	99,062,216,600			99,062,216,600
Percentage of ownership	100.00%	100.00%			100.00%
Outstanding capital | Rp		Rp 4,953			Rp 4,953
The Bank of New York Mellon Corporation | Capital stock
Share capital
Number of shares outstanding	4,944,921,880	4,944,921,880			6,078,374,280
Percentage of ownership	4.99%	4.99%			6.14%
Outstanding capital | Rp		Rp 247			Rp 304
Hendri Saparini | Capital stock
Share capital
Number of shares outstanding	654,505	654,505			414,157
Percentage of ownership	0.00%	0.00%			0.00%
Outstanding capital | Rp		Rp 0			Rp 0
Hadiyanto | Capital stock
Share capital
Number of shares outstanding	454,113	454,113			875,297
Percentage of ownership	0.00%	0.00%			0.00%
Outstanding capital | Rp		Rp 0			Rp 0
Rinaldi Firmansyah | Capital stock
Share capital
Number of shares outstanding					147,100
Percentage of ownership					0.00%
Outstanding capital | Rp					Rp 0
Alex Janangkih Sinaga | Capital stock
Share capital
Number of shares outstanding	1,683,359	1,683,359			920,349
Percentage of ownership	0.00%	0.00%			0.00%
Outstanding capital | Rp		Rp 0			Rp 0
Herdy Rosadi Harman | Capital stock
Share capital
Number of shares outstanding	1,514,720	1,514,720			828,012
Percentage of ownership	0.00%	0.00%			0.00%
Outstanding capital | Rp		Rp 0			Rp 0
Abdus Somad Arief | Capital stock
Share capital
Number of shares outstanding	1,515,022	1,515,022			828,314
Percentage of ownership	0.00%	0.00%			0.00%
Outstanding capital | Rp		Rp 0			Rp 0
Dian Rachmawan | Capital stock
Share capital
Number of shares outstanding	1,575,562	1,575,562			888,854
Percentage of ownership	0.00%	0.00%			0.00%
Outstanding capital | Rp		Rp 0			Rp 0
Harry Mozarta Zen | Capital stock
Share capital
Number of shares outstanding	689,492	689,492
Percentage of ownership	0.00%	0.00%
Outstanding capital | Rp		Rp 0
David Bangun | Capital stock
Share capital
Number of shares outstanding	1,000	1,000
Percentage of ownership	0.00%	0.00%
Outstanding capital | Rp		Rp 0
Siti Choiriana | Capital stock
Share capital
Number of shares outstanding	540	540
Percentage of ownership	0.00%	0.00%
Outstanding capital | Rp		Rp 0
Public | Capital stock
Share capital
Number of shares outstanding	42,506,852,846	42,506,852,846			41,376,586,676
Percentage of ownership	42.92%	42.92%			41.77%
Outstanding capital | Rp		Rp 2,126			Rp 2,069
Series A Dwiwarna Share | Government agencies | Capital stock
Share capital
Number of shares outstanding	1	1			1
Percentage of ownership	0.00%	0.00%			0.00%
Outstanding capital | Rp		Rp 0			Rp 0
Series B shares
Share capital
Number of shares outstanding							100,799,996,399	20,159,999,279	20,159,999,279	10,079,999,639	8,399,999,999
Series B shares | Government agencies | Capital stock
Share capital
Number of shares outstanding	51,602,353,560	51,602,353,560			51,602,353,560
Percentage of ownership	52.09%	52.09%			52.09%
Outstanding capital | Rp		Rp 2,580			Rp 2,580